May 3, 2018
VIA EDGAR
Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, DC 20549
RE:	Thrivent Variable Life Account I 1933 Act File No. 333-103454 1940 Act File No. 811-08289
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Thrivent Variable Life Account I (the “Registrant”) hereby certifies that the form of the prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Form N-6 would not have differed from that contained in the most recent registration statement amendment. The most recent amendment was filed electronically pursuant to Rule 485(b) under the 1933 Act on April 27, 2018, bearing an effective date of April 30, 2018.
Please direct any comments or questions concerning this filing to me at (920) 628-4045.
Respectfully,
Heather J. Thenell
Senior Counsel